American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2050 Portfolio
April 30, 2026

One Choice Blend+ 2050 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.9%
Avantis U.S. Equity Fund G Class	1,049,170	24,130,907
Avantis U.S. Small Cap Value Fund G Class	134,820	2,758,424
Focused Dynamic Growth Fund G Class	229,363	19,993,572
Focused Large Cap Value Fund G Class	1,763,709	19,453,708
Heritage Fund G Class	174,654	4,631,814
Mid Cap Value Fund G Class	287,228	4,558,302
Small Cap Growth Fund G Class	101,313	2,670,615
		78,197,342
International Equity Funds — 31.2%
Avantis Emerging Markets Equity Fund G Class	217,747	3,716,946
Avantis International Equity Fund G Class	994,446	16,796,190
Emerging Markets Fund G Class	312,037	5,875,657
Focused International Growth Fund G Class	307,403	6,068,134
Global Real Estate Fund G Class	247,137	3,672,459
International Small-Mid Cap Fund G Class	188,401	2,468,053
Non-U.S. Intrinsic Value Fund G Class	550,390	5,872,657
		44,470,096
Domestic Fixed Income Funds — 9.9%
Avantis Core Fixed Income Fund G Class	1,229,595	10,328,602
High Income Fund G Class	308,932	2,687,709
Inflation-Adjusted Bond Fund G Class	92,717	994,851
		14,011,162
International Fixed Income Funds — 3.3%
Emerging Markets Debt Fund G Class	153,797	1,451,843
Global Bond Fund G Class	376,893	3,286,508
		4,738,351
Money Market Funds — 0.7%
U.S. Government Money Market Fund G Class	1,000,977	1,000,977
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $119,891,351)		142,417,928
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$142,417,928

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$23,768	$3,631	$6,236	$2,968	$24,131	1,049	$522	$558
Avantis U.S. Small Cap Value Fund	2,069	413	223	499	2,758	135	11	157
Focused Dynamic Growth Fund	15,644	6,385	3,350	1,314	19,993	229	145	1,111
Focused Large Cap Value Fund	15,553	5,124	1,622	399	19,454	1,764	12	1,915
Heritage Fund	3,777	1,688	110	(723)	4,632	175	(1)	590
Mid Cap Value Fund	3,718	1,056	182	(34)	4,558	287	(8)	519
Small Cap Growth Fund	2,084	563	128	152	2,671	101	5	142
Avantis Emerging Markets Equity Fund	2,914	315	225	713	3,717	218	24	118
Avantis International Equity Fund	8,602	7,137	1,303	2,360	16,796	994	29	491
Emerging Markets Fund	4,415	577	769	1,653	5,876	312	121	109
Focused International Growth Fund	4,792	1,213	122	185	6,068	307	—	56
Global Real Estate Fund	2,877	555	150	390	3,672	247	—	127
International Small-Mid Cap Fund	1,967	247	67	321	2,468	188	5	67
Non-U.S. Intrinsic Value Fund	4,783	1,204	313	198	5,872	550	3	592
Avantis Core Fixed Income Fund	8,115	3,339	1,121	(4)	10,329	1,230	(12)	310
High Income Fund	2,046	772	119	(11)	2,688	309	(2)	128
Inflation-Adjusted Bond Fund	726	267	8	10	995	93	—	20
Emerging Markets Debt Fund	1,080	353	12	31	1,452	154	—	65
Global Bond Fund	2,999	890	567	(35)	3,287	377	—	127
U.S. Government Money Market Fund	—	1,001	—	—	1,001	1,001	—	14
	$111,929	$36,730	$16,627	$10,386	$142,418	9,720	$854	$7,216
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.